Basis of Preparation (Tables)	3 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation [Abstract]
Schedule of Major Classes of Assets and Liabilities Classified as Held for Sale
The following table presents information related to the major classes of assets and liabilities that were classified as held for sale:

June 30, 2022
Trade and other receivables	$2,096,537
Prepaid expenses	204,610
Inventories	791,105
Building and building components	15,629,366
Laboratory and plant equipment	3,015,218
Intangible assets	97,203

Assets held for sale	$21,834,039

Trade and other payables	3,314,508
Deferred revenues	12,928
Provisions	209,740

Liabilities directly associated with assets held for sale	$3,537,176